Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Status of Plans

Following is a summary of the status of the stock options remaining under the plans for the years ending December 31, 2017, 2016 and 2015:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2015	96,000	$21.30	46,500	$22.06
Granted	—	—	—	—
Exercised	—	—	(1,500)	18.00
Expired	(9,000)	20.00	(22,000)	21.95

Outstanding at December 31, 2015	87,000	$21.35	23,000	$23.46

Granted	—	—	—	—
Exercised	—	—	—	—
Expired	(9,000)	23.70	(23,000)	23.46

Outstanding at December 31, 2016	78,000	$21.08	—	$—

Granted	—	—	—	—
Exercised	(6,000)	20.94	—	—
Expired	(9,000)	22.00	—	—

Outstanding at December 31, 2017	63,000	$20.96	—	$—

Options exercisable at:
December 31, 2017	63,000	$20.96	—	$—

Outstanding Stock Options Granted in Relation to Option Price and Weighted Average Maturity

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

	Options	Weighted	Weighted Average
Range of Exercise Prices	Outstanding	Average Price	Life Remaining
$15.01 to $20.00	24,000	18,43	2 years, 6 months
$20.01 to $22.50	25,500	20.83	1 year, 11 months
$22.51 and above	13,500	25.72	2 years, 4 months

Total	63,000	$20.96	2 years, 3 months